Shareholders' Equity - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Outstanding shares, beginning balance	16,690,472	26,453,152	35,296,895
Options forfeited, shares	(8,400,221)	(9,762,680)	(8,843,743)
Outstanding shares, ending balance	8,290,251	16,690,472	26,453,152
Stock option plans, Lower price range, Beginning Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Beginning Outstanding options	$ 27.21	$ 33.70	$ 39.00
Options forfeited, Lower Range, Price Per Share	$ 16.73	$ 17.08	$ 17.08
Options forfeited, Upper Range, Price Per Share	$ 27.21	$ 33.70	$ 39.00
Stock option plans, Lower price range, Ending Outstanding options	$ 16.73	$ 16.73	$ 16.73
Stock option plans, Upper price range, Ending Outstanding options	$ 27.21	$ 27.21	$ 33.70
Outstanding, Weighted Average Price Per Share, beginning	$ 21.00	$ 24.51	$ 27.17
Options forfeited, Weighted Average Price Per Share	$ 19.39	$ 30.50	$ 35.11
Outstanding, Weighted Average Price Per Share, ending	$ 22.64	$ 21.00	$ 24.51